NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
NET EARNINGS PER SHARE

NOTE 5 – NET EARNINGS PER SHARE

The reconciliation of the numerators and denominators of the basic and diluted earnings and loss per share calculations was as follows for the following fiscal years ended:

	December 31,	December 31,
	2024	2023
Numerator
Net loss	$(1,341,333)	$(587,997)
Denominator
Weighted-average shares used to compute basic EPS	27,656,094	26,112,909
Weighted-average shares used to compute diluted EPS	27,656,094	26,122,909
Net (loss) earnings per share
Basic	$(0.05)	$(0.02)
Diluted	$(0.05)	$(0.02)

Net (loss) earnings available to participating securities were not significant for fiscal years 2024 and 2023.